Financial Instruments and Fair Value Disclosures	12 Months Ended
Dec. 31, 2022
Financial Instruments and Fair Value Disclosures [Abstract]
Financial Instruments and Fair Value Disclosures
14.       Financial Instruments and Fair Value Disclosures

The carrying values of temporary cash investments, accounts receivable and accounts payable approximate their fair value due to the short-term nature of these financial instruments. The fair values of long-term bank loans approximate the recorded values, due to their variable interest rates. The Company is exposed to interest rate fluctuations associated with its variable rate borrowings and its objective is to manage the impact of such fluctuations on earnings and cash flows of its borrowings. Currently, the Company does not have any derivative instruments to manage such fluctuations. During 2022, the Company measured on a non-recuring basis its newly-issued equity instruments on their appropriate measurement dates, using Level 3 inputs of the fair value hierarchy. These valuations resulted:

●	for the Company’s Series B Preferred Shares as of January 27, 2022, which was the date of the instrument’s issuance, to a fair value of $18,030 (Note 10 (b)),
●	for the Company’s Series C Preferred Shares as of October 17, 2022, which was the date of the instrument’s issuance, to a fair value of $26,809 (Note 10 (b)).

During 2022, the Company measured on a non-recurring basis the fair values of the Series C Preferred Shares, July 2022 and August 2022 Warrants, before and after the triggering of the down round features. These valuations resulted:

●	in a deemed dividend for the Company’s Series C Preferred Shares as of December 12, 2022, of $5,930 (Note 10 (b)),
●	in a deemed dividend for the Company’s July 2022 Warrants as of August 18, 2022, of $22 (Note 10 (f)),
●	in a deemed dividend for the Company’s July 2022 Warrants as of December 12, 2022, of $192 (Note 10 (f)), and
●	in a deemed dividend for the Company’s August 2022 Warrants as of December 12, 2022, of $902 (Note 10 (f)).